Restricted and Performance Stock Unit Activity (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	18,669	19,836	20,923
Granted	4,950	6,350	6,667
Payments	(7,246)	(7,369)	(7,600)
Cancelled/Forfeited	(180)	(148)	(154)
Ending Balance	16,193	18,669	19,836
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	39,463	27,614	32,380
Granted	7,470	20,537	10,348
Payments	(22,703)	(8,499)	(12,137)
Cancelled/Forfeited	(506)	(189)	(2,977)
Ending Balance	23,724	39,463	27,614